STATEMENT OF INVESTMENTS
BNY Mellon High Yield Municipal Bond Fund

May 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 1.1%
Collateralized Municipal-Backed Securities - 1.1%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2	3.63	5/20/2033	916,498		829,554
Washington Housing Finance Commission, Revenue Bonds, Ser. A1	3.50	12/20/2035	1,910,703		1,694,570
Total Bonds and Notes (cost $3,130,976)			2,524,124

Long-Term Municipal Investments - 102.1%
Alabama - 2.7%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2031	1,000,000		1,033,361
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2027	1,000,000	[a]	1,001,232
Black Belt Energy Gas District, Revenue Bonds, Ser. B	5.25	12/1/2030	1,000,000	[a]	1,070,630
Energy Southeast A Cooperative District, Revenue Bonds, Ser. B	5.25	6/1/2032	1,000,000	[a]	1,062,585
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	1,250,000		1,348,819
Southeast Energy Authority, A Cooperative District, Revenue Bonds (Project No. 2) Ser. B	4.00	12/1/2031	1,000,000	[a]	981,713
				6,498,340
Alaska - .9%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,500,000		2,201,371
Arizona - 8.2%
Arizona Industrial Development Authority, Revenue Bonds (Academics of Math & Science Project)	5.00	7/1/2054	1,000,000	[b]	942,212
Arizona Industrial Development Authority, Revenue Bonds (Cadence Campus Project) Ser. A	4.00	7/15/2050	1,600,000	[b]	1,294,979
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000		1,617,863

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Arizona - 8.2% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A	6.00	7/1/2051	1,000,000	[b,c]	60,000
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A	7.75	7/1/2050	2,725,000	[b,c]	163,500
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2038	1,000,000		976,893
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.25	11/1/2053	1,000,000		1,046,002
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.25	11/1/2048	1,000,000		1,053,520
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000		1,395,855
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2048	1,600,000		1,535,882
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2036	1,000,000	[b]	1,004,980
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	6.00	7/1/2038	2,250,000	[b]	2,348,819
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)	5.00	7/1/2054	1,000,000	[b]	946,476
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)	5.00	7/1/2049	700,000	[b]	671,019
Tempe Industrial Development Authority, Revenue Bonds, Refunding (Friendship Village of Tempe) Ser. A	4.00	12/1/2046	2,000,000		1,637,871

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Arizona - 8.2% (continued)
The Phoenix Arizona Industrial Development Authority, Revenue Bonds (Legacy Traditional Schools Project) Ser. A	6.75	7/1/2044	1,000,000	[b]	1,001,285
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	2,250,000	[b]	2,176,626
				19,873,782
Arkansas - 1.1%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	2,650,000		2,738,384
California - 7.0%
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2049	1,805,000		1,685,806
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (Orchard Park) (Insured; Build America Mutual)	4.00	5/15/2046	3,450,000		3,306,139
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2039	1,000,000	[b]	894,840
California Statewide Communities Development Authority, Revenue Bonds (California Baptist University) Ser. A	6.38	11/1/2043	2,000,000	[b]	2,002,480
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.25	12/1/2056	1,000,000	[b]	1,004,486
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2	0.00	6/1/2066	23,000,000	[d]	2,515,335
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2052	1,500,000		1,494,066
Tender Option Bond Trust Receipts (Series 2022-XF3024), (San Francisco City & County, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%	5.67	5/1/2044	4,000,000	[b,e,f]	4,089,985
				16,993,137

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Colorado - 5.3%
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities & Services Obligated Group)	5.00	12/1/2048	1,500,000		1,427,079
Denver International Business Center Metropolitan District No.1, GO, Ser. B	6.00	12/1/2048	1,000,000		1,003,410
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	2,750,000		2,723,721
Hess Ranch Metropolitan District No. 6, GO, Ser. A1	5.00	12/1/2049	1,500,000		1,328,937
Hunters Overlook Metropolitan District No. 5, GO, Ser. A	5.00	12/1/2049	1,000,000		910,514
Hunters Overlook Metropolitan District No. 5, GO, Ser. A	5.00	12/1/2039	878,000		836,592
Rampart Range Metropolitan District No. 5, Revenue Bonds	4.00	12/1/2051	2,000,000		1,486,821
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%	4.74	8/1/2044	2,200,000	[b,e,f]	2,483,476
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	3.25	12/15/2050	640,000		501,138
				12,701,688
Connecticut - .6%
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	1,500,000	[b]	1,481,122
District of Columbia - 2.3%
District of Columbia, Revenue Bonds (Ingleside Rock Creek Project) Ser. A	5.00	7/1/2052	2,000,000		1,784,507
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	4,090,000		3,738,845
				5,523,352
Florida - 4.4%
Florida Development Finance Corp., Revenue Bonds (Miami Arts Charter School Project) Ser. A	5.88	6/15/2034	1,250,000	[b]	1,250,708

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Florida - 4.4% (continued)
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Jacksonville University) Ser. A1	5.00	6/1/2048	1,500,000	[b]	1,385,707
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	2,280,000		2,077,865
Hillsborough County Port District, Revenue Bonds (Tampa Port Authority Project) Ser. B	5.00	6/1/2046	1,000,000		1,010,983
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities Obligated Group) Ser. B	4.00	5/15/2053	1,400,000		990,903
Pinellas County Industrial Development Authority, Revenue Bonds (Foundation for Global Understanding)	5.00	7/1/2039	1,000,000		1,002,626
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	2,000,000		1,724,578
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Vicar's Landing Project)	4.00	12/15/2041	500,000		404,616
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Vicar's Landing Project)	4.00	12/15/2046	1,000,000		756,645
				10,604,631
Georgia - 3.1%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	1,225,000		1,250,583
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) Ser. A	5.00	1/1/2056	1,000,000		1,011,078

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Georgia - 3.1% (continued)
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%	3.39	7/1/2044	3,180,000	[b,e,f]	3,313,274
Tender Option Bond Trust Receipts (Series 2023-XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3 & 4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%	5.39	1/1/2059	1,850,000	[b,e,f]	1,843,592
				7,418,527
Idaho - 1.0%
Spring Valley Community Infrastructure District No. 1, Special Assessment Bonds	3.75	9/1/2051	3,000,000	[b]	2,494,964
Illinois - 7.5%
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,000,000		1,031,907
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	500,000		519,586
Chicago Board of Education, GO, Ser. A	5.00	12/1/2047	1,500,000		1,495,883
Chicago Board of Education, GO, Ser. D	5.00	12/1/2046	1,000,000		989,403
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000		2,034,849
Chicago II, GO, Refunding, Ser. A	6.00	1/1/2038	700,000		727,676
Chicago II Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	1,000,000		1,002,351
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2036	1,145,000		1,230,335
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2045	1,000,000		1,017,620
Illinois, GO, Ser. B	4.50	5/1/2048	500,000		497,054
Illinois Finance Authority, Revenue Bonds, Refunding (Lutheran Life Communities Obligated Group) Ser. A	5.00	11/1/2049	2,100,000		1,552,899
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/2036	1,075,000		1,096,615

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Illinois - 7.5% (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	5.00	6/15/2050	1,000,000		1,020,306
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual)	4.00	10/1/2043	1,000,000		921,695
Tender Option Bond Trust Receipts (Series 2023-XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%	2.79	6/1/2048	1,625,000	[b,e,f]	1,498,024
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2030	1,500,000		1,566,665
				18,202,868
Indiana - 1.0%
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)	7.00	3/1/2039	3,325,000	[b]	2,307,330
Iowa - 1.1%
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. A	4.00	5/15/2046	3,500,000		2,644,949
Kentucky - .8%
Henderson, Revenue Bonds (Pratt Paper Project) Ser. A	4.70	1/1/2052	850,000	[b]	850,506
Louisville & Jefferson County Metropolitan Government, Revenue Bonds (Norton Healthcare Obligated Group) Ser. D	5.00	10/1/2029	1,000,000	[a]	1,055,731
				1,906,237
Louisiana - .4%
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	[a]	949,713
Maryland - 1.0%
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	2,375,000		2,434,466
Massachusetts - .7%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	1,750,000		1,696,513

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Michigan - 2.1%
Detroit, GO (Sustainable Bond) Ser. A	5.00	4/1/2046	1,000,000		1,004,227
Detroit, GO, Ser. C	6.00	5/1/2043	500,000		552,184
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C	0.00	6/1/2058	114,680,000	[d]	3,490,779
				5,047,190
Missouri - 2.0%
The Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2036	1,000,000		1,002,934
The Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2042	1,000,000		989,527
The St. Louis Missouri Industrial Development Authority, Revenue Bonds, Refunding (Ballpark Village Development Project) Ser. A	4.75	11/15/2047	2,500,000		1,890,495
The St. Louis Missouri Industrial Development Authority, Tax Allocation Bonds (St. Louis Innovation District Project)	4.38	5/15/2036	1,045,000		985,270
				4,868,226
Nevada - 1.1%
North Las Vegas, Special Assessment Bonds (Valley Vista Special Improvement District)	4.63	6/1/2049	930,000		858,645
North Las Vegas, Special Assessment Bonds (Valley Vista Special Improvement District)	4.63	6/1/2043	465,000		438,816
Reno, Revenue Bonds, Refunding, Ser. D	0.00	7/1/2058	13,000,000	[b,d]	1,364,505
				2,661,966
New Hampshire - .4%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	1,000,000		844,958
New Jersey - 1.3%
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2039	825,000	[b]	818,103

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New Jersey - 1.3% (continued)
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	350,000		360,530
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	1,975,000		1,988,463
				3,167,096
New York - 8.8%
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. B	0.00	11/15/2042	10,815,000	[d]	4,220,429
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	2,000,000		1,945,137
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	1,000,000		1,031,650
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2039	2,000,000		2,095,275
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,000,000		1,990,615
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)	5.13	6/30/2060	1,000,000		1,031,934
Tender Option Bond Trust Receipts (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%	3.00	11/15/2047	3,000,000	[b,e,f]	2,829,496
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	2,500,000		2,379,917
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	2,335,000		2,008,473
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)	5.00	7/1/2046	1,700,000	[b]	1,631,885
				21,164,811

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.1% (continued)
North Carolina - 1.6%
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	4,000,000	2,970,630
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	4.00	1/1/2055	1,000,000	900,760
				3,871,390
Ohio - 3.2%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	3,850,000	3,449,752
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group)	5.25	11/1/2047	1,200,000	1,090,317
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	974,191
Franklin County Convention Facilities Authority, Revenue Bonds (GRTR Columbus Convention Center)	5.00	12/1/2044	1,250,000	1,210,771
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.38	12/1/2058	1,000,000	974,683
				7,699,714
Oklahoma - 1.1%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.50	8/15/2057	1,500,000	1,529,646
Tulsa County Industrial Authority, Revenue Bonds, Refunding (Montereau Project)	5.25	11/15/2037	1,000,000	1,006,545
				2,536,191
Oregon - .9%
Clackamas County Hospital Facility Authority, Revenue Bonds, Refunding (Willamette View Obligated Group) Ser. A	5.00	11/15/2047	1,500,000	1,390,628
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Capital Manor Project)	4.00	5/15/2047	1,000,000	805,762
				2,196,390

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Pennsylvania - 3.7%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,500,000	[b]	1,475,318
Chester County Industrial Development Authority, Special Assessment Bonds (Woodlands at Graystone Project)	5.13	3/1/2048	837,000	[b]	769,590
Crawford County Hospital Authority, Revenue Bonds, Refunding (Meadville Medical Center Project) Ser. A	6.00	6/1/2046	1,000,000		1,006,228
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.25	7/1/2041	1,000,000		949,146
Lancaster Industrial Development Authority, Revenue Bonds, Refunding (Landis Homes Obligated Group)	4.00	7/1/2051	1,500,000		1,136,749
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	2,270,000	[a]	2,008,702
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Sustainable Bond) (Covanta Project)	3.25	8/1/2039	850,000	[b]	657,942
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2033	1,000,000		1,001,203
				9,004,878
Rhode Island - .5%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	1,175,000		1,226,057
South Dakota - 1.0%
Tender Option Bond Trust Receipts (Series 2022-XF1409), (South Dakota Heath & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%	3.40	7/1/2046	2,400,000	[b,e,f]	2,420,626
Texas - 10.3%
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000		1,081,741

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Texas - 10.3% (continued)
Brazos Higher Education Authority, Revenue Bonds, Ser. 1A	5.00	4/1/2027	1,210,000		1,227,378
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. A	5.75	8/15/2045	1,500,000		1,525,781
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	6.13	8/15/2048	2,000,000		2,030,402
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2054	1,000,000		916,172
Fort Bend County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.25	3/1/2049	1,250,000		1,206,169
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.25	7/1/2053	1,300,000		1,256,939
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. A	6.50	7/15/2030	1,500,000		1,501,042
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	2,250,000	[b]	2,236,751
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminster Manor Project)	5.00	11/1/2040	2,070,000		2,077,362
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminster Project)	4.00	11/1/2055	1,250,000		1,040,884
Port of Beaumont Navigation District, Revenue Bonds (Jefferson Gulf Coast Energy)	3.00	1/1/2050	1,750,000	[b]	1,186,037
San Antonio Education Facilities Corp., Revenue Bonds, Refunding (University of The Incarnate Word)	4.00	4/1/2051	1,750,000		1,372,074
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B	5.50	1/1/2034	1,500,000	[a]	1,655,322
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds	5.50	12/31/2058	2,000,000		2,136,392

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Texas - 10.3% (continued)
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2050	1,000,000		1,003,266
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	1,500,000		1,473,335
				24,927,047
U.S. Related - 4.5%
Puerto Rico, GO, Ser. A	0.00	7/1/2024	47,047	[d]	46,881
Puerto Rico, GO, Ser. A	0.00	7/1/2033	373,154	[d]	247,823
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	316,303		286,076
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	304,141		282,707
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	260,638		256,051
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	223,696		217,030
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	289,963		289,955
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	1,264,821		1,361,391
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	320,013		334,638
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	305,783		340,867
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2033	4,031,000	[d]	2,818,675
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	4,344,000		4,330,408
				10,812,502
Virginia - 2.5%
Virginia College Building Authority, Revenue Bonds (Sustainable Bond) (Marymount University Project)	5.00	7/1/2045	500,000	[b]	459,071
Virginia College Building Authority, Revenue Bonds, Refunding (Marymount University Project) Ser. A	5.00	7/1/2045	1,000,000	[b]	918,142
Virginia Small Business Financing Authority, Revenue Bonds (Covanta Project)	5.00	7/1/2038	750,000	[a,b]	734,393
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	4,500,000		3,995,721
				6,107,327
Washington - 2.3%
Washington Convention Center Public Facilities District, Revenue Bonds, Ser. B	4.00	7/1/2058	4,000,000		3,417,680

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Washington - 2.3% (continued)
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A	5.00	1/1/2051	1,120,000	[b]	871,336
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A	5.00	1/1/2046	1,680,000	[b]	1,364,676
				5,653,692
Wisconsin - 5.7%
Public Finance Authority, Revenue Bonds (Appalachian State University Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2045	1,850,000		1,721,220
Public Finance Authority, Revenue Bonds (Astro Texas Land Project)	5.50	12/15/2028	1,000,000	[b]	1,000,358
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,500,000		1,565,439
Public Finance Authority, Revenue Bonds (Roseman University of Health Sciences)	5.00	4/1/2050	1,750,000	[b]	1,742,333
Public Finance Authority, Revenue Bonds (Roseman University of Health Sciences)	5.00	4/1/2030	100,000	[b,g]	108,564
Public Finance Authority, Revenue Bonds (Southminster Obligated Group)	5.00	10/1/2043	2,000,000	[b]	1,884,008
Public Finance Authority, Revenue Bonds (WFCS Portfolio Project) Ser. A1	5.00	1/1/2056	1,000,000	[b]	879,475
Public Finance Authority, Revenue Bonds (WFCS Portfolio Project) Ser. A1	5.00	1/1/2055	2,000,000	[b]	1,787,757
Public Finance Authority, Revenue Bonds, Refunding (Mary's Woods At Marylhurst Obligated Group)	5.25	5/15/2037	625,000	[b]	622,079

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.1% (continued)
Wisconsin - 5.7% (continued)
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	1,250,000	1,351,175
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2046	1,250,000	1,064,207
				13,726,615
Total Long-Term Municipal Investments (cost $271,265,262)			246,608,050
Total Investments (cost $274,396,238)			103.2%	249,132,174
Liabilities, Less Cash and Receivables			(3.2%)	(7,668,527)
Net Assets			100.0%	241,463,647

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, these securities were valued at $65,272,835 or 27.03% of net assets.

c Non-income producing—security in default.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

f Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

g These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon High Yield Municipal Bond Fund

May 31, 2024 (Unaudited)

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	2,524,124	-	2,524,124
Municipal Securities	-	246,608,050	-	246,608,050
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	-	(12,700,000)	-	(12,700,000)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company's Board of Directors (the "Board") has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At May 31, 2024, accumulated net unrealized depreciation on investments was $25,264,064, consisting of $4,042,761 gross unrealized appreciation and $29,306,825 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.